Schedule of Investments – IQ Healthy Hearts ETF

July 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Australia - 0.5%
Ramsay Health Care Ltd.	689	$32,484

China - 0.5%
China Traditional Chinese Medicine Holdings Co., Ltd.*	52,352	32,673

Denmark - 2.3%
Novo Nordisk A/S, Class B	1,768	163,472

France - 2.5%
Danone SA	697	51,293
Sanofi	1,218	125,481
Total France		176,774

Germany - 2.5%
adidas AG	191	69,328
Fresenius SE & Co. KGaA	619	32,531
Puma SE	295	36,206
Siemens Healthineers AG	597	39,417
Total Germany		177,482

Ireland - 0.5%
Glanbia PLC	2,018	34,674

Italy - 1.5%
Autogrill SpA*	5,961	41,846
Moncler SpA	476	32,737
Technogym SpA	2,654	34,241
Total Italy		108,824

Japan - 1.5%
Asics Corp.	1,402	30,761
Nihon Kohden Corp.	1,184	36,032
Shimano, Inc.	148	37,691
Total Japan		104,484

Malaysia - 0.5%
IHH Healthcare Bhd	26,054	34,821

Netherlands - 0.8%
Basic-Fit NV*	700	32,339
uniQure NV*	969	28,111
Total Netherlands		60,450

South Africa - 0.4%
Netcare Ltd.*	30,131	31,390

South Korea - 0.4%
Fila Holdings Corp.	684	31,041

Spain - 0.5%
Fluidra SA	848	34,340

Sweden - 1.1%
Getinge AB, B Shares	950	41,305
Thule Group AB	720	36,351
Total Sweden		77,656

Switzerland - 9.8%
Nestle SA	2,713	343,652
Novartis AG	3,787	350,495
Total Switzerland		694,147

Taiwan - 1.4%
Feng TAY Enterprise Co., Ltd.	3,811	31,480
Giant Manufacturing Co., Ltd.	2,804	32,286
Merida Industry Co., Ltd.	2,909	34,848
Total Taiwan		98,614

Thailand - 0.9%
Bangkok Dusit Medical Services PCL	48,922	33,490
Bumrungrad Hospital PCL	8,029	29,314
Total Thailand		62,804

United Kingdom - 3.3%
AstraZeneca PLC	1,377	158,292
Compass Group PLC*	1,960	41,449
Frasers Group PLC*	4,100	34,402
Total United Kingdom		234,143

United States - 69.0%
Abbott Laboratories	2,871	347,334
ABIOMED, Inc.*	118	38,603
Acadia Healthcare Co., Inc.*	523	32,280
Alphabet, Inc., Class A*	142	382,623
Anthem, Inc.	266	102,147
Apple, Inc.	2,688	392,072
Arena Pharmaceuticals, Inc.*	551	34,085
Boston Scientific Corp.*	1,552	70,771
Bristol-Myers Squibb Co.	2,443	165,806
Callaway Golf Co.*(a)	912	28,892
Centene Corp.*	634	43,499
Community Health Systems, Inc.*	2,359	31,422
Cytokinetics, Inc.*(a)	1,542	45,767
Edwards Lifesciences Corp.*	676	75,895
Eli Lilly & Co.	1,677	408,349
Encompass Health Corp.	392	32,634
Garmin Ltd.	235	36,942
General Mills, Inc.	670	39,436
HCA Healthcare, Inc.	291	72,226
Healthcare Services Group, Inc.(a)	1,122	29,284
Johnson & Johnson	1,979	340,784
Kellogg Co.	514	32,567
Lantheus Holdings, Inc.*(a)	1,388	36,324
LivaNova PLC*	403	34,779
Medical Properties Trust, Inc.	1,590	33,438
Medifast, Inc.	101	28,836
Medtronic PLC	2,646	347,446
Merck & Co., Inc.	4,413	339,227
Merit Medical Systems, Inc.*	558	39,110
Molina Healthcare, Inc.*	134	36,583
NIKE, Inc., Class B	2,454	411,070
Peloton Interactive, Inc., Class A*	305	36,005
Pentair PLC	488	35,951
Penumbra, Inc.*	134	35,675
Planet Fitness, Inc., Class A*	427	32,123
Pool Corp.	77	36,792
Select Medical Holdings Corp.	840	33,138
Tenet Healthcare Corp.*	503	36,136
Under Armour, Inc., Class A*	1,491	30,491
United Therapeutics Corp.*	181	32,929
UnitedHealth Group, Inc.	813	335,135
Universal Health Services, Inc., Class B	211	33,846
Vail Resorts, Inc.*	102	31,130
VF Corp.	422	33,844

Schedule of Investments – IQ Healthy Hearts ETF (continued)

July 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
WW International, Inc.*	856	$26,313
YETI Holdings, Inc.*	384	36,991
Total United States		4,896,730

Total Common Stocks
(Cost $6,398,574)		7,087,003

Total Investments — 99.9%
(Cost $6,398,574)		7,087,003
Other Assets and Liabilities, Net — 0.1%		5,463
Net Assets — 100.0%		$7,092,466

		% of
Industry	Value	Net Assets
Health Care	$4,351,238	61.3%
Consumer Discretionary	1,297,599	18.3
Consumer Staples	530,458	7.5
Information Technology	392,072	5.5
Communication Services	382,623	5.4
Industrials	99,575	1.4
Real Estate	33,438	0.5
Total Investments	$7,087,003	99.9%
Other Assets and Liabilities, Net	5,463	0.1
Total Net Assets	$7,092,466	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $135,898; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $139,978.

Schedule of Investments – IQ Healthy Hearts ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$7,087,003	$–	$–	$7,087,003
Total Investments in Securities	$7,087,003	$–	$–	$7,087,003

(b)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.